American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2020

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.8%
Focused Dynamic Growth Fund G Class(2)	1,012,406	35,444,338
NT Disciplined Growth Fund G Class	2,081,951	26,773,889
NT Equity Growth Fund G Class	6,170,484	61,581,429
NT Growth Fund G Class	5,365,391	89,923,946
NT Heritage Fund G Class	6,794,897	75,083,608
NT Large Company Value Fund G Class	14,756,298	144,464,160
NT Mid Cap Value Fund G Class	8,749,762	91,610,005
Small Cap Growth Fund G Class	1,148,725	20,160,127
Small Cap Value Fund G Class	3,106,522	18,670,199
Sustainable Equity Fund G Class	3,805,434	112,716,952
		676,428,653
International Equity Funds — 20.3%
Non-U.S. Intrinsic Value Fund G Class	4,645,526	33,587,151
NT Emerging Markets Fund G Class	6,637,761	67,107,763
NT Global Real Estate Fund G Class	2,958,767	27,102,304
NT International Growth Fund G Class	7,819,068	79,519,925
NT International Small-Mid Cap Fund G Class	3,309,065	30,542,669
NT International Value Fund G Class	6,637,699	49,318,104
		287,177,916
Domestic Fixed Income Funds — 19.9%
Inflation-Adjusted Bond Fund G Class	3,279,589	39,256,678
NT Diversified Bond Fund G Class	17,110,918	194,037,808
NT High Income Fund G Class	5,618,775	47,591,028
Short Duration Inflation Protection Bond Fund G Class	31,995	328,272
		281,213,786
International Fixed Income Funds — 7.4%
Emerging Markets Debt Fund G Class	2,956,206	28,113,520
Global Bond Fund G Class	7,596,111	76,948,600
International Bond Fund G Class(2)	33,352	429,577
		105,491,697
Money Market Funds — 4.6%
U.S. Government Money Market Fund G Class	65,632,843	65,632,843
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,373,800,547)		1,415,944,895
OTHER ASSETS AND LIABILITIES†		5,517
TOTAL NET ASSETS — 100.0%		$1,415,950,412

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$40,873	$10,002	$4,573	$35,444	1,012	$439	—
NT Disciplined Growth Fund	$45,500	2,449	17,880	(3,295)	26,774	2,082	4,500	$1,731
NT Equity Growth Fund	158,649	19,092	83,879	(32,281)	61,581	6,170	16,723	17,486
NT Growth Fund	133,992	16,767	44,401	(16,434)	89,924	5,365	10,952	14,840
NT Heritage Fund	92,902	18,025	20,881	(14,962)	75,084	6,795	231	12,292
NT Large Company Value Fund	179,709	18,419	33,198	(20,466)	144,464	14,756	618	7,787
NT Mid Cap Value Fund	113,736	9,845	20,006	(11,965)	91,610	8,750	18	1,839
Small Cap Growth Fund	—	24,365	2,876	(1,329)	20,160	1,149	(82)	1,079
Small Cap Value Fund	—	25,325	1,595	(5,060)	18,670	3,107	(33)	539
Sustainable Equity Fund	—	137,984	20,553	(4,714)	112,717	3,805	(234)	1,580
Non-U.S. Intrinsic Value Fund(4)	43,591	9,265	8,578	(10,691)	33,587	4,646	349	2,413
NT Emerging Markets Fund	84,939	6,268	16,295	(7,804)	67,108	6,638	906	2,384
NT Global Real Estate Fund	35,342	3,852	7,658	(4,434)	27,102	2,959	626	1,790
NT International Growth Fund	97,149	4,550	17,115	(5,064)	79,520	7,819	1,819	2,524
NT International Small-Mid Cap Fund	36,525	2,746	5,963	(2,765)	30,543	3,309	167	1,169
NT International Value Fund	59,886	6,777	9,651	(7,694)	49,318	6,638	(927)	2,817
Inflation-Adjusted Bond Fund	47,172	2,622	11,597	1,060	39,257	3,280	31	934
NT Diversified Bond Fund	238,417	36,987	88,334	6,968	194,038	17,111	2,563	4,756
NT High Income Fund	59,221	4,602	10,062	(6,170)	47,591	5,619	(476)	2,669
Short Duration Inflation Protection Bond Fund	—	325	—	3	328	32	—	—
Emerging Markets Debt Fund	35,516	2,157	6,933	(2,627)	28,113	2,956	(63)	1,223
Global Bond Fund	95,080	8,503	24,117	(2,517)	76,949	7,596	336	2,788
International Bond Fund(3)	—	443	—	(13)	430	33	—	—
U.S. Government Money Market Fund	82,979	7,085	24,431	—	65,633	65,633	—	1,001
NT Core Equity Plus Fund	53,350	1,881	43,961	(11,270)	—	—	8,898	1,881
NT Small Company Fund	46,721	901	46,073	(1,549)	—	—	2,192	474
	$1,740,376	$412,108	$576,039	$(160,500)	$1,415,945	187,260	$49,553	$87,996

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.